Business Combinations	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Business Combinations
29.	BUSINESS COMBINATIONS

29.1	MICRO LENDING S.A.U.

On May 2, 2018, the Group acquired 100% of the capital stock of Micro Lending S.A. (MILA) for a total price of US $ 24.4 million composed of US $ 20.0 million paid at the date of acquisition, plus liabilities assumed for an estimated value of US $ 2.4 million. MILA specializes in used car loan financing.

MILA complements the Group’s product offering and plays a relevant role in the attractive new and used car loan market, a key strategic segment. Through its 32 branches across the country and over 5,000 related agencies, MILA is a well-positioned company and the integration with the Group will create cross-selling opportunities across our Company and is expected to generate tax and operating synergies.

The amounts recognized as of the date of acquisition for each main class of assets acquired and liabilities assumed are:

Fair Value
Cash and banks deposits	2,783
Government securities	1,353,978
Loans and other financing	136,621
Property, plant and equipment	1,284
Other assests	322
Other financial liabilities and Financing received	(1,437,208)
Miscellaneous obligations	(50,117)
Forecasts	(157)

Net identifiable assets acquired	7,506

Consideration of the acquisition:
- Amount paid net of expenses	620,522
- Escrow account	81,025

Net cash flow used - investment activities	701,547

Goodwill by business combination	694,041

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

29.2	INVERTIRONLINE S.A.U. AND INVERTIRONLINE.COM ARGENTINA S.A.U.

On May 24, 2018, the Group acquired 100% of the capital stock of InvertirOnline S.A.U and InvertirOnline.com Argentina S.A. for a total price of US $ 43.3 million, composed of US $ 36.5 million paid at the date of acquisition plus liabilities assumed for an estimated value of US $ 7.5 million. InvertirOnline is a specialized online trading platform, with a leading position in the online Broker segment in Argentina, and a reference in the Fintech sector in the country.

InvertirOnline is an online trading platform, and a benchmark for the Fintech sector in the country. Consistent with the Group’s digital transformation strategy, this acquisition represents a qualitative leap in the value proposition for the Group’s customers.

The amounts recognized as of the date of acquisition for each main class of assets acquired and liabilities assumed are:

Fair Value
Cash and banks deposits	541,320
Government securities	137,138
Property, plant and equipment	853
Other assets	12,377
Intangible assets identified
- Customer relationship	335,889
- Brand Name	95,498
- Software and Technology	32,931
Other financial liabilities and Financing received	(514,067)
Other Liabilities	(55,695)

Net identifiable assets acquired	586,244

Consideration of the acquisition:
- Amount paid net of expenses	1,286,217
- Escrow account	76,194
- Contingent Consideration	105,300

Net cash flow used - investment activities	1,467,711

Goodwill by business combination	881,467

Based on the acquisition method established by IFRS 3 “Business Combinations”, and through the use of expert criteria, the following assets have been identified:

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Customer Relationships: Relations with customers is a source of value as long as current clients maintain their relationship with the company and have a recurrence in the generation of future benefits. When the projection of future benefits from customers is not contractually scheduled, the analysis of customers’ historical behavior is carried out. To obtain the amount identified, the relationships with the client portfolio has been analyzed by projecting the cash flow based on the aforementioned historical behavior and the probability of occurrence of operations.

•

Brand Name: A brand contributes to the generation of economic benefits for the business in two ways: it can increase sales volumes and it can also create an extra perception of value by consumers of its products and services, enabling its commercialization at higher prices. compared to products that do not have a brand recognized by the market. Usually, the control over those future benefits is obtained through the trademark registration, while the trademark registration satisfies the legal-contractual criterion that is required to recognize an intangible asset separately from goodwill.

•

Software and Technology: The digital platform and the proprietary software support the existence and operation of the company, which is also reflected in the high weight that the Information Technology area has on the total payroll. In addition to being recognized as a separate intangible asset, the value of the proprietary technology was also used to calculate the corresponding contributory charge in the valuation of customer relationships.

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

In the event that certain net income is achieved by the subsidiary for the year ended December 31, 2018, additional consideration of up to U$S 3.7 millions may be payable in cash on March 14, 2019. The potential undiscounted amount payable under the agreement is between U$S 0 for net income below U$S 21 millions and U$S 3.7 millions for net income above U$S 21 millions. The fair value of the contingent consideration of 105,300 was estimated by calculating the present value of the future expected cash flows.

On March 14, 2019 the Group paid 121,141 to settle the contingent consideration, the difference with the amount recognized at acquisition was recorded as a loss in the income statement.